Effects of changes in currency exchange rate (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Disclosure of components of current assets in foreign exchange [Text Block]

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	597,081,675	265,568,125
CLP	48,180,152	174,214,608
USD	522,994,678	32,325,725
Euros	555,639	2,495,431
ARS	19,317,028	50,866,859
UYU	1,170,848	1,498,157
PYG	2,681,005	1,264,251
BOB	682,394	424,388
Otras monedas	1,499,931	2,478,706
Other financial assets	45,657,992	23,851,496
CLP	571,051	4,951,009
UF	33,280,356	-
USD	2,204,333	12,617,110
Euros	13,999	1,413,219
PYG	9,474,224	4,676,545
Others currencies	114,029	193,613
Other non-financial assets	22,037,741	29,330,418
CLP	8,946,880	18,165,719
UF	1,046,688	865,893
USD	227,457	2,007,542
Euros	402,194	250,923
ARS	10,895,290	7,767,165
UYU	98,026	62,771
PYG	319,079	91,262
BOB	101,953	119,143
Others currencies	174	-
Trade and other current receivables	445,263,536	372,995,729
CLP	282,390,133	237,176,084
UF	46,599	2,133,884
USD	48,418,379	38,729,972
Euros	9,337,050	10,590,738
ARS	82,631,131	67,465,436
UYU	6,786,253	5,243,169
PYG	11,954,861	7,912,325
BOB	1,800,775	1,527,637
Others currencies	1,898,355	2,216,484
Accounts receivable from related parties	6,204,099	5,307,264
CLP	5,798,542	5,048,047
UF	74,663	36,710
USD	15,333	-
Euros	309,593	222,226
PYG	5,968	281
Inventories	480,799,534	353,427,061
CLP	388,604,763	275,580,687
ARS	74,033,863	61,172,359
UYU	3,094,200	3,001,911
PYG	11,394,845	10,178,822
BOB	3,240,916	3,493,282
Others currencies	430,947	-
Biological assets	16,180,293	12,546,705
CLP	13,592,851	10,664,235
ARS	2,587,442	1,882,470
Current tax assets	46,707,525	26,062,856
CLP	43,022,629	24,527,676
USD	25,895	-
ARS	3,318,140	1,265,406
UYU	340,861	269,774
Non-current assets of disposal groups classified as held for sale	2,016,037	2,282,720
CLP	-	1,770,547
ARS	2,016,037	512,173
Total current assets	1,661,948,432	1,091,372,374

CLP	791,090,809	752,098,612
UF	34,448,306	3,036,487
USD	573,886,075	85,680,349
Euros	10,618,475	14,972,537
ARS	194,798,931	190,931,868
UYU	11,490,188	10,075,782
PYG	35,846,174	24,123,486
BOB	5,826,038	5,564,450
Others currencies	3,943,436	4,888,803
Total current assets by currencies	1,661,948,432	1,091,372,374

Disclosure of components of non-current assets in foreign exchange [Text Block]

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2022	As of December 31, 2021
	ThCh$	ThCh$
Non-current assets
Other financial assets	37,054,245	31,252,095
UF	37,054,245	31,252,095
Trade and other non-current receivables	3,941,760	3,801,244
CLP	139,729	278,507
UF	2,112,696	1,892,587
USD	202,582	-
ARS	1,486,753	1,485,900
PYG	-	144,250
Other non-financial assets	12,613,444	8,266,355
CLP	4,284,734	4,598,606
USD	211,275	208,483
ARS	8,077,980	3,443,466
UYU	21,359	-
PYG	18,096	15,800
Accounts receivable from related parties	42,506	104,197
CLP	42,506	42,506
UF	-	61,691
Investments accounted for using the equity method	140,926,012	138,114,480
CLP	10,581,267	11,940,978
USD	813,896	-
ARS	23,691,159	327,719
Others currencies	105,839,690	125,845,783
Intangible assets other than goodwill	172,389,672	151,943,693
CLP	95,849,275	83,780,136
ARS	60,684,089	53,325,198
UYU	4,764,986	4,270,840
PYG	4,340,168	3,873,161
BOB	6,751,154	6,694,358
Goodwill	136,969,434	131,172,835
CLP	77,020,101	77,023,977
ARS	39,951,391	34,781,464
UYU	4,815,276	4,066,703
PYG	5,244,087	5,491,823
BOB	9,938,579	9,808,868
Property, plant and equipment (net)	1,356,846,302	1,222,261,454
CLP	981,724,263	900,582,971
ARS	313,564,279	262,731,306
UYU	13,783,515	12,260,718
PYG	22,161,082	21,570,803
BOB	25,613,163	25,115,656
Investment property	10,283,994	9,551,614
CLP	3,329,142	3,478,999
ARS	6,954,852	6,072,615
Right of use assets	34,865,971	28,335,983
CLP	3,022,298	3,979,276
UF	28,240,290	19,348,789
ARS	3,351,227	4,722,012
UYU	252,156	285,906
Deferred tax assets	27,197,207	30,571,219
CLP	25,155,733	29,421,681
USD	1,053,196	693,404
ARS	507,868	87,385
UYU	476,299	368,749
Others currencies	4,111	-
Current tax assets non-current	-	3,094
ARS	-	3,094
Total non-current assets	1,933,130,547	1,755,378,263

CLP	1,201,149,048	1,115,127,637
UF	67,407,231	52,555,162
USD	2,280,949	901,887
ARS	458,269,598	366,980,159
UYU	24,113,591	21,252,916
PYG	31,763,433	31,095,837
BOB	42,302,896	41,618,882
Others currencies	105,843,801	125,845,783
Total non-current assets by currencies	1,933,130,547	1,755,378,263

Disclosure of components of current liabilities in foreign exchange [Text Block]

Current liabilities are denominated in the following currencies:

CURRENT LIABILITIES	As of December 31, 2022		As of December 31, 2021
	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Other financial liabilities	51,065,280	134,813,971	5,638,793	95,787,566
CLP	30,799,638	115,566,518	1,144,868	76,242,185
UF	6,938,634	17,071,828	1,823,953	6,278,069
USD	13,162,172	356,489	268,328	12,785,711
Euros	52,421	45,392	53,421	65,288
ARS	9,622	2,999	2,128,801	-
BOB	101,069	1,770,745	129,253	416,277
Others currencies	1,724	-	90,169	36
Current lease liabilities	2,527,052	6,593,564	1,646,160	4,506,201
CLP	174,057	182,644	252,247	413,615
UF	1,872,690	4,729,420	799,267	2,329,117
USD	383,857	1,449,899	495,349	1,486,045
Euros	28,744	28,744	29,985	89,956
ARS	40,403	120,954	42,018	116,631
UYU	27,301	81,903	27,294	70,837
Trade and other current payables	489,246,013	2,069,264	512,732,980	2,789,749
CLP	264,506,307	1,695,576	346,709,386	2,318,545
USD	64,107,427	163,433	37,817,444	114,479
Euros	9,891,227	155,643	10,139,173	303,037
ARS	131,951,490	-	109,041,520	-
UYU	3,659,296	-	3,207,481	-
PYG	10,166,030	54,612	1,703,480	53,688
BOB	4,781,160	-	4,114,496	-
Others currencies	183,076	-	-	-
Accounts payable to related parties	34,282,408	-	26,208,319	-
CLP	8,580,251	-	6,049,243	-
USD	3,028,054	-	6,499,786	-
Euros	22,434,625	-	13,492,389	-
PYG	154,153	-	2,836	-
BOB	860	-	12,194	-
Others currencies	84,465	-	151,871	-
Other current provisions	253,757	2,402,383	450,784	2,094,189
CLP	189,277	2,402,383	340,100	2,094,189
ARS	64,480	-	110,684	-
Current tax liabilities	8,331,308	732,766	24,966,542	10,100,250
CLP	7,704,034	732,766	11,625,210	10,100,250
ARS	548	-	12,805,154	-
UYU	375,649	-	270,980	-
PYG	251,077	-	265,198	-
Provisions for employee benefits	28,000,315	15,183,960	34,407,484	16,269,617
CLP	15,193,525	15,183,960	19,738,744	16,269,617
ARS	11,460,733	-	13,285,500	-
UYU	520,823	-	561,556	-
PYG	548,759	-	460,306	-
BOB	276,475	-	361,378	-
Other non-financial liabilities	758,076	20,892,303	6,866	43,509,764
CLP	-	20,293,201	-	43,509,764
ARS	758,076	599,102	6,866	-
Total current liabilities	614,464,209	182,688,211	606,057,928	175,057,336

CLP	327,147,089	156,057,048	385,859,798	150,948,165
UF	8,811,324	21,801,248	2,623,220	8,607,186
USD	80,681,510	1,969,821	45,080,907	14,386,235
Euros	32,407,017	229,779	23,714,968	458,281
ARS	144,285,352	723,055	137,420,543	116,631
UYU	4,583,069	81,903	4,067,311	70,837
PYG	11,120,019	54,612	2,431,820	53,688
BOB	5,159,564	1,770,745	4,617,321	416,277
Others currencies	269,265	-	242,040	36
Total current liabilities by currency	614,464,209	182,688,211	606,057,928	175,057,336

Disclosure of components of non-current liabilities in foreign exchange [Text Block]
Non-Current liabilities are denominated in the following currencies:

NON-CURRENT LIABILITIES	As of December 31, 2022			As of December 31, 2021
	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Other financial liabilities	82,300,140	176,446,792	916,959,767	114,736,586	118,509,715	225,023,542
CLP	13,219,467	66,973,453	-	97,171,626	4,637,940	-
UF	66,687,314	105,742,207	402,430,310	12,533,802	105,188,583	222,179,075
USD	-	-	506,983,975	747,267	2,201,157	-
Euros	-	-	-	136,383	952,026	-
BOB	2,393,359	3,731,132	7,545,482	4,147,508	5,530,009	2,844,467
Non-current lease liabilities	9,122,405	3,144,217	19,039,930	8,224,925	2,535,945	18,248,153
CLP	30,814	-	-	277,646	-	-
UF	7,855,470	2,921,501	18,164,271	4,531,720	2,045,709	16,786,392
USD	966,569	203,634	875,659	2,993,102	447,091	1,461,761
Euros	-	-	-	59,971	-	-
ARS	132,171	-	-	217,856	-	-
UYU	137,381	19,082	-	144,630	43,145	-
Trade and other non-current payables	17,079	3,866	-	19,333	10,124	-
CLP	-	-	-	19,333	-	-
UF	17,079	3,866	-	-	10,124	-
Other non- current provisions	154,408	181,075	44,475	133,291	207,794	109,994
ARS	-	181,075	44,475	-	207,794	109,994
UYU	154,408	-	-	133,291	-	-
Deferred tax liabilities	32,506,320	13,742,576	66,450,932	34,182,696	13,619,993	70,282,982
CLP	22,270,362	6,918,604	29,173,594	28,097,076	9,562,912	45,514,148
ARS	10,228,262	6,818,841	34,184,711	6,077,525	4,051,684	21,810,152
UYU	-	-	912,841	-	-	777,325
PYG	7,696	5,131	462,787	8,095	5,397	486,768
BOB	-	-	1,716,999	-	-	1,694,589
Provisions employee benefits	813,533	-	41,029,991	8,888	-	34,266,109
CLP	-	-	38,213,999	-	-	32,099,446
ARS	-	-	2,815,992	-	-	2,166,663
BOB	813,533	-	-	8,888	-	-
Total non-current liabilities	124,913,885	193,518,526	1,043,525,095	157,305,719	134,883,571	347,930,780

CLP	35,520,643	73,892,057	67,387,593	125,565,681	14,200,852	77,613,594
UF	74,559,863	108,667,574	420,594,581	17,065,522	107,244,416	238,965,467
USD	966,569	203,634	507,859,634	3,740,369	2,648,248	1,461,761
Euros	-	-	-	196,354	952,026	-
ARS	10,360,433	6,999,916	37,045,178	6,295,381	4,259,478	24,086,809
UYU	291,789	19,082	912,841	277,921	43,145	777,325
PYG	7,696	5,131	462,787	8,095	5,397	486,768
BOB	3,206,892	3,731,132	9,262,481	4,156,396	5,530,009	4,539,056
Total non-current liabilities by currency	124,913,885	193,518,526	1,043,525,095	157,305,719	134,883,571	347,930,780